Employee Benefits - Expected Rate of Return and Actual Plan Asset Allocation (Details) - ICON Development Solutions Limited pension plan	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	100.00%	100.00%
Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	78.00%	88.00%
Diversified Bonds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	22.00%	12.00%